Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
OTHER INTANGIBLE ASSETS, NET
NOTE 6:	OTHER INTANGIBLE ASSETS, NET

a.	Other intangible assets, net, are comprised of the following:

	Weighted average remaining useful life (years)	December 31,
		2017	2018
Original amounts:

Customer relationships	8	$19,344	$21,980
Technology	4.9	62,585	71,428
Patent	5.5	1,385	1,280

		83,314	94,688

Accumulated amortization:

Customer relationships		9,889	11,705
Technology		31,543	39,597
Patent		473	566

		41,905	51,868

Other intangible assets, net		$41,409	$42,820

b.	Amortization of other intangible assets was $2,257, $7,243 and $11,237 for 2016, 2017 and 2018, respectively.

c.	Estimated amortization expense for future periods:

For the year ended December 31,

2019	$9,840
2020	9,395
2021	8,396
2022	5,668
2023 and thereafter	9,521

$42,820